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
MERRILL LYNCH LIFE INSURANCE COMPANY              ML LIFE INSURANCE COMPANY
               COMPANY                                   OF NEW YORK

 MERRILL LYNCH LIFE VARIABLE ANNUITY           ML OF NEW YORK VARIABLE ANNUITY
         SEPARATE ACCOUNT A                          SEPARATE ACCOUNT A
 SUPPLEMENT DATED DECEMBER 12, 2007          SUPPLEMENT DATED DECEMBER 12, 2007
               TO THE                                      TO THE
          PROSPECTUSES FOR                            PROSPECTUSES FOR
RETIREMENT POWER (DATED MAY 1, 2006)        RETIREMENT POWER (DATED MAY 1, 2004)
        RETIREMENT OPTIMIZER                        RETIREMENT OPTIMIZER
         (DATED MAY 1, 2004)                         (DATED MAY 1, 2004)
  INVESTOR CHOICE (INVESTOR SERIES)           INVESTOR CHOICE (INVESTOR SERIES)
         (DATED MAY 1, 2007)                         (DATED MAY 1, 2007)
 RETIREMENT PLUS (DATED MAY 1, 2007)         RETIREMENT PLUS (DATED MAY 1, 2007)

 MERRILL LYNCH LIFE VARIABLE ANNUITY           ML OF NEW YORK VARIABLE ANNUITY
         SEPARATE ACCOUNT B                          SEPARATE ACCOUNT B
 SUPPLEMENT DATED DECEMBER 12, 2007          SUPPLEMENT DATED DECEMBER 12, 2007
               TO THE                                      TO THE
           PROSPECTUS FOR                              PROSPECTUS FOR
    MERRILL LYNCH RETIREMENT PLUS               MERRILL LYNCH RETIREMENT PLUS
         (DATED MAY 1, 2007)                         (DATED MAY 1, 2007)

 MERRILL LYNCH LIFE VARIABLE ANNUITY           ML OF NEW YORK VARIABLE ANNUITY
          SEPARATE ACCOUNT                            SEPARATE ACCOUNT
 SUPPLEMENT DATED DECEMBER 12, 2007          SUPPLEMENT DATED DECEMBER 12, 2007
               TO THE                                      TO THE
           PROSPECTUS FOR                              PROSPECTUS FOR
 PORTFOLIO PLUS (DATED MAY 1, 2002)          PORTFOLIO PLUS (DATED MAY 1, 1993)
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This supplement describes a change to the name and investment objective of the
BlackRock Bond V.I. Fund, a series of the BlackRock Variable Series Funds, Inc. This fund is available under the variable annuity contracts listed above (the "Contracts") issued by Merrill Lynch Life Insurance Company or ML Life Insurance Company of New York. Please retain this supplement with your Prospectus for future reference.

Effective December 10, 2007, the BlackRock Bond V.I. Fund changed its name to the BLACKROCK TOTAL RETURN V.I. Fund and its investment objective changed: "to maximize total return, consistent with income generation and prudent investment management." The investment adviser/subadviser and the asset class/investment style have not changed. Also, the portfolio expenses and the share class for this investment option under your Contract have not changed.

                                      * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549 for Contracts issued by Merrill Lynch Life Insurance Company or (800) 333-6524 for Contracts issued by ML Life Insurance Company of New York, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222.
831314.2-1207